Label	Element	Value
Cambria Global Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Global Value ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Global Value ETF (GVAL)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated May 22, 2020
to the Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated September 1, 2019, as each may be amended or supplemented

The following information supplements and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Cambria ETF Trust (the “Trust”) has approved changes to the investment objective, principal investment strategy and principal risks of each of the following funds: Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF and Cambria Global Value ETF (each, a “Fund” and, collectively, the “Funds”). These changes, which are discussed in more detail below, will become effective on June 1, 2020, or such later date as deemed appropriate by Trust officers (the “Effective Date”). On the Effective Date, each Fund will convert from a passively-managed index fund that pursues its investment objective by tracking the performance, before fees and expenses, of an underlying index developed by Cambria Indices, LLC (each, an “Index”) into an actively managed fund that will apply substantially identical screens and investment criteria as its Index to provide exposure to the same securities.

Accordingly, on the Effective Date, each Fund’s investment objective will be replaced in its entirety by the following:

The Fund seeks income and capital appreciation.

In addition, each Fund’s principal investment strategy will be replaced in its entirety as follows:

Cambria Global Value ETF

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed and emerging markets that exhibit strong value characteristics according to a proprietary rules-based quantitative algorithm developed by the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”). The Fund may also invest in U.S.-listed exchange traded funds (“ETFs”) to gain exposure to the equity markets and issuers located in developed and emerging market countries.

To be eligible for inclusion in the Fund, an issuer must be domiciled in, trade in, or have exposure to a market that is undervalued, according to various valuation metrics, including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” These valuation metrics are derived by dividing the current market value of a reference index or asset by an inflation-adjusted normalized factor (typically earnings, book value, dividends, cash flows or sales) over the past seven to 10 years. Cambria uses systematic quantitative screens to attempt to avoid overvalued markets on both a relative and absolute level. Securities in the Fund may be denominated in either the U.S. dollar or other currencies and the Fund may include securities of companies in any industry. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and, at its annual reconstitution, adjusts Fund holdings to limit the Fund’s country concentration to 20% in order to seek to ensure its liquidity and investability. Cambria also screens the Fund’s portfolio to exclude the securities of foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. At least 40% of the Fund’s holdings are expected to be composed of securities of issuers located in at least three countries (including the United States). As of March 31, 2020, the Fund was concentrated in the financial services sector and had significant exposure to companies in the utilities and materials sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least annually.

Also, with respect to each Fund, each reference to Passive Investment Risk, Quantitative Security Selection Risk and Tracking Error Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following principal risks:

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Further, with respect to each Fund, except Cambria Shareholder Yield ETF, each reference to Concentration Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following risks:

Sector Concentration Risk. To the extent that the Fund’s investments are concentrated in or have significant exposure to a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Financial Services Sector Risk (Foreign Shareholder Yield ETF and Global Value ETF only). Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Utilities Sector Risk (Global Value ETF only). Utilities include companies such as electric, gas and water firms and renewable energy companies. Companies in the utilities sector may be adversely impacted by many factors, including, among others, supply and demand, operating costs, financing costs, rate caps or rate changes, government regulation and environmental factors. Deregulation of utilities may also subject these companies to increased competition and reduce their profitability.

Furthermore, all other references in the Prospectus and SAI to an Index, the Index Provider or a Fund pursuing a passively managed index strategy are updated to reflect each Fund’s new actively managed strategy.

The changes to the Fund’s investment objective, principal investment strategy, and principal risks are not expected to have a material impact on the Fund’s holdings or affect the Fund’s fees and expenses.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed and emerging markets that exhibit strong value characteristics according to a proprietary rules-based quantitative algorithm developed by the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”). The Fund may also invest in U.S.-listed exchange traded funds (“ETFs”) to gain exposure to the equity markets and issuers located in developed and emerging market countries.

To be eligible for inclusion in the Fund, an issuer must be domiciled in, trade in, or have exposure to a market that is undervalued, according to various valuation metrics, including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” These valuation metrics are derived by dividing the current market value of a reference index or asset by an inflation-adjusted normalized factor (typically earnings, book value, dividends, cash flows or sales) over the past seven to 10 years. Cambria uses systematic quantitative screens to attempt to avoid overvalued markets on both a relative and absolute level. Securities in the Fund may be denominated in either the U.S. dollar or other currencies and the Fund may include securities of companies in any industry. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and, at its annual reconstitution, adjusts Fund holdings to limit the Fund’s country concentration to 20% in order to seek to ensure its liquidity and investability. Cambria also screens the Fund’s portfolio to exclude the securities of foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. At least 40% of the Fund’s holdings are expected to be composed of securities of issuers located in at least three countries (including the United States). As of March 31, 2020, the Fund was concentrated in the financial services sector and had significant exposure to companies in the utilities and materials sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least annually.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed and emerging markets that exhibit strong value characteristics according to a proprietary rules-based quantitative algorithm developed by the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Further, with respect to each Fund, except Cambria Shareholder Yield ETF, each reference to Concentration Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following risks:

Sector Concentration Risk. To the extent that the Fund’s investments are concentrated in or have significant exposure to a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Financial Services Sector Risk (Foreign Shareholder Yield ETF and Global Value ETF only). Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Utilities Sector Risk (Global Value ETF only). Utilities include companies such as electric, gas and water firms and renewable energy companies. Companies in the utilities sector may be adversely impacted by many factors, including, among others, supply and demand, operating costs, financing costs, rate caps or rate changes, government regulation and environmental factors. Deregulation of utilities may also subject these companies to increased competition and reduce their profitability.

Supplement Closing [Text Block]	ck0001529390_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE